INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Disclosure of Income Taxes	INCOME TAXES
The reconciliation of the effective tax rate is as follows:

	2021	2020	2019
	$	$	$
Loss before income taxes	(43,325,320)	(97,351,667)	(3,067,332)
Combined statutory income tax rate in Canada	26.50%	26.50%	26.60%
Expected income tax recovery	(11,481,210)	(25,798,192)	(815,910)
Non-deductible share-based employee remuneration	18,836,477	17,290,969	378,232
Change in fair value of share warrant obligations	(22,735,914)	4,464,840	—
Non-deductible accretion expense	538,444	1,359,632	763,670
Change in unrecognized deferred tax assets	13,867,662	2,755,878	(492,129)
Impact of US tax rate applicable to the subsidiary	223,297	25,754	34,128
Non-deductible expenses	818,490	43,810	135,707
Other	(67,246)	(142,691)	302
	—	—	4,000
18 - INCOME TAXES (CONTINUED)

The components of deferred income tax assets and (liabilities) are as follows:

	December 31, 2021	December 31, 2020
	$	$
Property, plant and equipment	(472,000)	(1,007,000)
Right-of-use assets	(12,443,000)	(1,973,000)
Intangible assets	(19,761,000)	(10,190,000)
Balance of purchase price related to the acquisition of the dealership rights	577,000	557,000
Lease liabilities	12,719,000	2,032,000
Non-capital losses carry-forward	15,674,000	5,641,000
Research and development expenditures carry-forward	874,000	4,682,000
Deferred financing cost	(182,000)	—
Financing fees and other	3,014,000	258,000
	—	—

The Group has unused research and development expenditures carry-forward for which deferred tax assets have not been recognized amounting to $57,051,000 ($12,286,000 as at December 31, 2020). Research and development expenditures can be carried forward indefinitely. In addition, the Group also has access to federal non-refundable investment tax credits in the amount of $9,074,000 ($4,827,000 as at December 31, 2020) expiring between 2037 and 2041. For the years ended December 31, 2021 and 2020, deferred tax assets were recognized on all unused losses available.

The Group also has, through its subsidiaries in the United States of America, unused tax losses carried forward amounting to $15,416,000 ($6,382,000 as at December 31, 2020) for which no deferred tax asset has been recognized. These losses can be carried forward indefinitely.